Segments and Geographic Information	9 Months Ended	12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014
Segments and Geographic Information
SEGMENTS AND GEOGRAPHIC INFORMATION

8.  SEGMENTS AND GEOGRAPHIC INFORMATION

We consider our Michaels - U.S., Michaels - Canada, and Aaron Brothers stores to be our operating segments for purposes of determining reportable segments based on the criteria of ASC 280, Segment Reporting (“ASC 280”). We determined that each of our operating segments have similar economic characteristics and meet the aggregation criteria set forth in ASC 280. Therefore, we combine those operating segments into one reporting segment.

Our net sales by country are as follows (in millions):

	13 Weeks Ended		39 Weeks Ended
	November 1, 2014	November 2, 2013	November 1, 2014	November 2, 2013

United States	$1,018	$1,013	$2,829	$2,731
Canada	112	105	301	284
Net sales	$1,130	$1,118	$3,130	$3,015

Our chief operating decision makers evaluate historical operating performance and forecasted future periods’ operating performance based on operating income and earnings before interest, income taxes, depreciation, amortization and losses on early extinguishment of debt and refinancing costs (“EBITDA (excluding losses on early extinguishment of debt and refinancing costs)”). We believe these metrics more closely reflect the operating effectiveness of factors over which management has control. A reconciliation of net income to EBITDA (excluding losses on early extinguishment of debt and refinancing costs) is presented below (in millions).

	13 Weeks Ended		39 Weeks Ended
	November 1,	November 2,	November 1,	November 2,
	2014	2013	2014	2013
Net income	$64	$47	$61	$110
Interest expense	41	62	159	154
Provision for income taxes	36	26	44	62
Losses on early extinguishments of debt and refinancing cost	—	—	68	7
Depreciation and amortization	29	24	82	74
EBITDA (excluding losses on early extinguishments of debt and refinancing costs)	$170	$159	$414	$407

Note 14.  Segments and geographic information

We consider our Michaels—U.S., Michaels—Canada, Aaron Brothers and ScrapHD to be our operating segments for purposes of determining reportable segments based on the criteria of ASC 280, Segment Reporting. We determined that our Michaels—U.S., Michaels—Canada, and Aaron Brothers operating segments have similar economic characteristics and meet the aggregation criteria set forth in ASC 280. Therefore, we combine those operating segments into one reporting segment. The ScrapHD operating segment, which has been discontinued, is immaterial to the financial statements as a whole.

The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies in Note 1.

Our sales and assets by country are as follows:

	Fiscal year
(In millions)	2013	2012	2011

Net Sales:
United States	$4,132	$3,989	$3,825
Canada	438	419	385

Consolidated Total	$4,570	$4,408	$4,210

Total Assets:
United States	$1,688	$1,446	$1,744
Canada	123	109	94

Consolidated Total	$1,811	$1,555	$1,838

We present assets based on their physical, geographic location. Certain assets located in the U.S. are also used to support our Canadian operations, but we do not allocate these assets to Canada.

Our Consolidated Net sales by major product categories are as follows:

	Fiscal year
(In millions)	2013	2012	2011

General crafts	$2,371	$2,220	$2,108
Home décor and seasonal	898	890	837
Framing	862	836	804
Scrapbooking	439	462	461

	$4,570	$4,408	$4,210

Our chief operating decision makers evaluate historical operating performance and plan and forecast future periods' operating performance based on earnings before interest, income taxes, depreciation, amortization and refinancing costs and losses on early extinguishments of debt ("EBITDA (excluding refinancing costs and losses on early extinguishments of debt)"). We believe EBITDA (excluding refinancing costs and losses on early extinguishments of debt) represents the financial measure that most closely reflects the operating effectiveness of factors over which management has control. As such, an element of base incentive compensation targets for certain management personnel is based on EBITDA (excluding refinancing costs and losses on early extinguishments of debt). A reconciliation of EBITDA (excluding refinancing costs and losses on early extinguishments of debt) to Net income is presented below.

	Fiscal year
(In millions)	2013	2012	2011

Net income	$243	$200	$157
Interest expense	215	245	254
Refinancing costs and losses on early extinguishments of debt	14	33	18
Provision for income taxes	136	115	100
Depreciation and amortization	106	97	101

EBITDA (excluding refinancing costs and losses on early extinguishments of debt)	$714	$690	$630